Fees Summary	Apr. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 235,000
Previously Paid Amount	0.00
Total Fee Amount	35.98
Total Offset Amount	0.00
Net Fee	35.98
Narrative - Max Aggregate Offering Price	$ 235,000
Final Prospectus	true